Prepaid Expenses (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses [Abstract]
Insurance		$ 43,764	$ 43,608
Rent		8,539	7,212
EHR access fees		203,125
Legal			30,000
Total prepaid expenses	$ 191,413	$ 255,428	$ 80,820